Derivative Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Derivative Instruments [Abstract]
Derivative Instruments

3. DERIVATIVE INSTRUMENTS

The Derivatives and Hedging topic of the Codification requires qualitative disclosure about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The Trust’s market risk is influenced by a wide variety of factors, including the level and volatility of interest rates, exchange rates, equity price levels, the market value of financial instruments and contracts, the diversification effects among the Trust’s open positions, and the liquidity of the markets in which it trades.

The Trust engages in the speculative trading of futures and forward contracts on currencies, energies, grains, interest rates, livestock, metals, softs and stock indices. The following were the primary trading risk exposures of the Trust at September 30, 2018, by market sector:

Agricultural (grains, livestock and softs) – The Trust’s primary exposure is to agricultural price movements which are often directly affected by severe or unexpected weather conditions, as well as supply and demand factors.

Currencies – Exchange rate risk is a principal market exposure of the Trust. The Trust’s currency exposure is to exchange rate fluctuations, primarily fluctuations which disrupt the historical pricing relationships between different currencies and currency pairs. The fluctuations are influenced by interest rate changes, as well as political and general economic conditions. The Trust trades in a large number of currencies, including cross-rates—e.g., positions between two currencies other than the U.S. dollar.

Energies – The Trust’s primary energy market exposure is to gas and oil price movements often resulting from political developments in the oil producing countries and economic conditions worldwide. Energy prices are volatile and substantial profits and losses have been and are expected to continue to be experienced in this market.

Interest Rates – Interest rate movements directly affect the price of the sovereign bond futures positions held by the Trust and indirectly the value of its stock index and currency positions. Interest rate movements in one country, as well as relative interest rate movements between countries, may materially impact the Trust’s profitability. The Trust’s primary interest rate exposure is to interest rate fluctuations in countries or regions, including Australia, Canada, Japan, Switzerland, the United Kingdom, the U.S. and the Eurozone. However, the Trust also may take positions in futures contracts on the government debt of other nations. The Managing Owner anticipates that interest rates in these industrialized countries or areas, both long-term and short-term, will remain the primary interest rate market exposure of the Trust for the foreseeable future.

Metals – The Trust’s metals market exposure is to fluctuations in the price of aluminum, copper, gold, lead, nickel, platinum, silver, tin and zinc.

Stock Indices – The Trust’s equity exposure, through stock index futures, is to equity price risk in the major industrialized countries, as well as other countries.

The Derivatives and Hedging topic of the Codification requires entities to recognize in the Statements of Financial Condition all derivative contracts as assets or liabilities. Fair values of futures and forward currency contracts in an asset position by counterparty are recorded in the Statements of Financial Condition as “Net unrealized appreciation on open futures and forward currency contracts.” Fair values of futures and forward currency contracts in a liability position by counterparty are recorded in the Statements of Financial Condition as “Net unrealized depreciation on open futures and forward currency contracts.” The Trust’s policy regarding fair value measurement is discussed in the Fair Value and Disclosures note, contained herein.

Since the derivatives held or sold by the Trust are for speculative trading purposes, the derivative instruments are not designated as hedging instruments under the provisions of the Derivatives and Hedging guidance. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open positions from the preceding period, are recognized as part of the Trust’s trading gains and losses in the Statements of Operations.

See “Item 3. Quantitative and Qualitative Disclosures About Market Risk” for additional derivative-related information.

The following tables present the fair value of open futures and forward currency contracts, held long or sold short, at September 30, 2018 and December 31, 2017. Fair value is presented on a gross basis even though the contracts are subject to master netting agreements and qualify for net presentation in the Statements of Financial Condition.

Fair Value of Futures and Forward Currency Contracts at September 30, 2018

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$1,897,562	$(33,330)	$860	$(63,320)	$1,801,772
Grains	-	-	410,220	(19,763)	390,457
Interest rates	35,405	(511,339)	913,557	(188,168)	249,455
Livestock	2,300	(440)	-	(70)	1,790
Metals	352,223	(269,842)	271,703	(606,914)	(252,830)
Softs	-	(43,275)	15,812	(25,605)	(53,068)
Stock indices	2,703,607	(117,443)	152,668	(88,135)	2,650,697

Total futures contracts	4,991,097	(975,669)	1,764,820	(991,975)	4,788,273

Forward currency contracts	1,490,214	(1,023,299)	1,955,402	(3,502,402)	(1,080,085)

Total futures and
forward currency contracts	$6,481,311	$(1,998,968)	$3,720,222	$(4,494,377)	$3,708,188

Fair Value of Futures and Forward Currency Contracts at December 31, 2017

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$2,574,139	$(5,623)	$81,960	$(348,630)	$2,301,846
Grains	-	(5,320)	115,675	(53,100)	57,255
Interest rates	378,696	(2,318,631)	285,175	(58,559)	(1,713,319)
Livestock	-	-	1,260	(7,840)	(6,580)
Metals	2,596,495	(13,943)	5,056	(2,767,861)	(180,253)
Softs	85,170	(1,410)	11,813	(73,209)	22,364
Stock indices	1,859,712	(1,338,118)	247,718	(416,499)	352,813

Total futures contracts	7,494,212	(3,683,045)	748,657	(3,725,698)	834,126

Forward currency contracts	1,857,705	(1,298,906)	712,658	(5,135,854)	(3,864,397)

Total futures and
forward currency contracts	$9,351,917	$(4,981,951)	$1,461,315	$(8,861,552)	$(3,030,271)

The effect of trading futures and forward currency contracts is represented on the Statements of Operations for the three and nine months ended September 30, 2018 and 2017 as “Net realized gains (losses) on closed positions: Futures and forward currency contracts” and “Net change in unrealized: Futures and forward currency contracts.” These trading gains and losses are detailed below:

Trading gains (losses) of futures and forward currency contracts for the three and nine months ended September 30, 2018 and 2017

	Three months ended:	Three months ended:	Nine months ended:	Nine months ended:
Sector	September 30, 2018	September 30, 2017	September 30, 2018	September 30, 2017

Futures contracts:
Energies	$1,612,072	$(607,561)	$8,591,227	(4,916,439)
Grains	370,677	135,117	1,108,474	(2,707,861)
Interest rates	(3,892,446)	(628,813)	(2,467,415)	(3,744,984)
Livestock	24,590	30,330	36,290	(112,280)
Metals	157,334	(445,482)	(1,488,031)	(335,396)
Softs	140,833	(44,447)	644,071	1,044,168
Stock indices	5,878,141	9,717,505	(8,453,601)	26,438,548

Total futures contracts	4,291,201	8,156,649	(2,028,985)	15,665,756

Forward currency contracts	890,174	(192,450)	(409,030)	(5,985,219)

Total futures and forward currency contracts	$5,181,375	$7,964,199	$(2,438,015)	$9,680,537

The following table presents average notional value by sector in U.S. dollars of open futures and forward currency contracts for the nine months ended September 30, 2018 and 2017. The Trust’s average net asset value for the nine months ended September 30, 2018 and 2017 was approximately $191,000,000 and $222,000,000, respectively.

Average notional value by sector of futures and forward currency contracts for the nine months ended September 30, 2018 and 2017

	2018		2017
Sector	Long Positions	Short Positions	Long Positions	Short Positions

Futures contracts:
Energies	$53,661,861	$3,190,803	$12,217,894	$22,072,144
Grains	1,195,856	17,279,235	79,150	23,366,655
Interest rates	375,957,024	86,797,186	378,176,208	4,673,732
Livestock	161,595	565,383	381,145	780,610
Metals	6,916,662	19,262,807	13,562,132	6,921,843
Softs	1,362,208	2,148,902	316,031	5,190,380
Stock indices	149,149,434	22,868,713	182,950,474	13,271,619

Total futures
contracts	588,404,640	152,113,029	587,683,034	76,276,983

Forward currency
contracts	36,379,611	149,221,032	98,676,796	96,953,808

Total average
notional	$624,784,251	$301,334,061	$686,359,830	$173,230,791

Notional values in the interest rate sector were calculated by converting the notional value in local currency of open interest rate futures positions with maturities less than 10 years to 10-year equivalent fixed income instruments and translated to U.S. dollars at September 30, 2018 and 2017. The 10-year note is often used as a benchmark for many types of fixed-income instruments and the Managing Owner believes it is a more meaningful representation of notional values of the Trust’s open interest rate positions.

The averages have been calculated based on the amounts outstanding at the end of each quarter during the calculation period.

The customer agreements between the Trust, the futures clearing brokers, including Deutsche Bank Securities Inc. (a wholly-owned subsidiary of Deutsche Bank AG), SG Americas Securities, LLC, and Merrill Lynch Pierce, Fenner & Smith Inc. as well as the FX prime brokers, Deutsche Bank AG, and Bank of America, N.A., and the swap dealer, Morgan Stanley & Co., LLC, give the Trust the legal right to net unrealized gains and losses on open futures and foreign currency contracts. The Trust netted, for financial reporting purposes, the unrealized gains and losses on open futures and forward currency contracts on the Statements of Financial Condition as the criteria under ASC 210-20, “Balance Sheet,” were met.

The following tables represent gross amounts of assets or liabilities which qualify for offset as presented in the Statements of Financial Condition as of September 30, 2018 and December 31, 2017.

Offsetting of derivative assets and liabilities at September 30, 2018

	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Assets
Futures contracts
Counterparty C	$3,106,933	$(392,640)	$2,714,293
Counterparty I	2,937,334	(1,502,342)	1,434,992
Counterparty J	711,650	(72,662)	638,988
Total futures contracts	6,755,917	(1,967,644)	4,788,273

Forward currency contracts
Counterparty K	1,956,827	(1,876,203)	80,624

Total assets	$8,712,744	$(3,843,847)	$4,868,897
			(Continued)
	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Liabilities
Forward currency contracts
Counterparty G	$1,969,682	$(1,135,314)	$834,368
Counterparty H	679,816	(353,475)	326,341
Total forward currency contracts	2,649,498	(1,488,789)	1,160,709

Total liabilities	$2,649,498	$(1,488,789)	$1,160,709
			(Concluded)

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$2,714,293	$-	$(2,714,293)	$-
Counterparty I	1,434,992	-	(1,434,992)	-
Counterparty J	638,988	-	(638,988)	-
Counterparty K	80,624	-	-	80,624

Total	$4,868,897	$-	$(4,788,273)	$80,624

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)

Counterparty G	$834,368	$-	$(834,368)	$-
Counterparty H	$326,341	$-	$(326,341)	$-

Total	$1,160,709	$-	$(1,160,709)	$-
(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.
(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets and liabilities presented in the Statement of
Financial Condition for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of September 30, 2018.
(4) Net amount represents the amounts owed by the Trust to each counterparty as of September 30, 2018.

Offsetting of derivative assets and liabilities at December 31, 2017

	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Assets
Futures contracts
Counterparty C	$2,789,663	$(1,606,389)	$1,183,274

Total assets	$2,789,663	$(1,606,389)	$1,183,274

	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Liabilities
Futures contracts
Counterparty I	$5,802,354	$(5,453,206)	$349,148
Total futures contracts	5,802,354	(5,453,206)	349,148

Forward currency contracts
Counterparty G	2,732,822	(1,041,485)	1,691,337
Counterparty H	3,701,938	(1,528,878)	2,173,060
Total forward currency contracts	6,434,760	(2,570,363)	3,864,397

Total liabilities	$12,237,114	$(8,023,569)	$4,213,545

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$1,183,274	$-	$(1,183,274)	$-

Total	$1,183,274	$-	$(1,183,274)	$-
				(Continued)

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount

Counterparty G	$1,691,337	$-	$(1,691,337)	$-
Counterparty H	2,173,060	-	(2,173,060)	-
Counterparty I	349,148	-	(349,148)	-

Total	$4,213,545	$-	$(4,213,545)	$-

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.
(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Financial
Condition for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2017.
				(Concluded)

CONCENTRATION OF CREDIT RISK

Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk is normally reduced to the extent that an exchange or clearing organization acts as a counterparty to futures transactions since typically the collective credit of the members of the exchange is pledged to support the financial integrity of the exchange.

The Managing Owner seeks to minimize credit risk primarily by depositing and maintaining the Trust’s assets at financial institutions and trading counterparties which the Managing Owner believes to be creditworthy. In addition, for OTC forward currency contracts, the Trust enters into master netting agreements with its counterparties. Collateral posted at the various counterparties for trading of futures and forward currency contracts includes cash and U.S. Treasury notes.

The Trust’s forward currency trading activities are cleared through Deutsche Bank AG (“DB”), Bank of America N.A. (“ML”) and Morgan Stanley & Co. LLC (“MS”). The Trust’s concentration of credit risk associated with DB, ML or MS nonperformance includes unrealized gains inherent in such contracts, which are recognized in the Statements of Financial Condition plus the value of margin or collateral held by DB, ML and MS. The amount of such credit risk was $16,965,738 and $16,475,923 at September 30, 2018 and December 31, 2017, respectively.

6.  DERIVATIVE INSTRUMENTS

The Trust is party to derivative financial instruments in the normal course of its business. These financial instruments include futures and forward currency contracts which may be traded on an exchange or OTC.

The Trust records its derivative activities on a mark‑to‑market basis as described in Note 2. For OTC contracts, the Trust enters into master netting agreements with its counterparties. Therefore, assets represent the Trust’s unrealized gains less unrealized losses for OTC contracts in which the Trust has a master netting agreement. Similarly, liabilities represent net amounts owed to counterparties on OTC contracts.

Futures contracts are agreements to buy or sell an underlying asset or index for a set price in the future. Initial margin deposits are made upon entering into futures contracts and can be either in cash or treasury securities. Open futures contracts are revalued on a daily basis to reflect the market value of the contracts at the end of each trading day. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When a contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. The Trust bears the market risk that arises from changes in the value of these financial instruments.

Forward currency contracts entered into by the Trust represent a firm commitment to buy or sell an underlying currency at a specified value and point in time based upon an agreed or contracted quantity. The ultimate gain or loss is equal to the difference between the value of the contract at the onset and the value of the contract at settlement date.

Each of these financial instruments is subject to various risks similar to those related to the underlying financial instruments including market risk, credit risk and sovereign risk.

Market risk is the potential change in the value of the instruments traded by the Trust due to market changes including interest and foreign exchange rate movements and fluctuations in futures or security prices. Market risk is directly impacted by the volatility and liquidity in the markets in which the related underlying assets are traded. The financial instruments traded by the Trust contain varying degrees of off‑balance sheet risk whereby changes in the market values of the futures and forward currency contracts and the Trust’s satisfaction of its obligations related to such market value changes may exceed the amount recognized in the Statements of Financial Condition.

Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk is normally reduced to the extent that an exchange or clearing organization acts as a counterparty to futures transactions since typically the collective credit of the members of the exchange is pledged to support the financial integrity of the exchange. In the case of OTC transactions, the Trust must rely solely on the credit of the individual counterparties. The contract amounts of the forward and futures contracts do not represent the Trust’s risk of loss due to counterparty nonperformance. The Trust’s exposure to credit risk associated with counterparty nonperformance of these forward currency contracts includes unrealized gains inherent in such contracts, which are recognized in the Statements of Financial Condition, plus the value of margin or collateral held in cash and U.S. Treasury Notes by the counterparty. The amount of such credit risk was $16,475,923 and $12,403,596 at December 31, 2017 and 2016, respectively.

The Managing Owner has established procedures to actively monitor market risk and minimize credit risk although there can be no assurance that it will in fact succeed in doing so. The Managing Owner’s market risk control procedures include diversification of the Trust’s portfolio and continuously monitoring the portfolio’s open positions, historical volatility and maximum historical loss. The Managing Owner seeks to minimize credit risk primarily by depositing and maintaining the Trust’s assets at financial institutions and brokers which the Managing Owner believes to be creditworthy. The Trust’s trading activities are primarily with brokers and other financial institutions located in North America, Europe and Asia. All futures transactions of the Trust are cleared by major securities firms, pursuant to customer agreements, including Deutsche Bank Securities Inc. (a wholly owned subsidiary of Deutsche Bank AG), J.P. Morgan Securities LLC., and SG Americas Securities, LLC., collectively the “Futures Clearing Brokers.” The Trust ceased clearing trades through J.P. Morgan Securities LLC., during September 2015. For all forward currency transactions, the Trust utilizes two prime brokers, Deutsche Bank AG and Morgan Stanley & Co., LLC, (“MS”) collectively the “FX Prime Brokers.” MS ceased providing prime broker services during January 2015. The Trust continues to clear trades through MS, utilizing MS as a swap dealer.

The Trust is subject to sovereign risk such as the risk of restrictions being imposed by foreign governments on the repatriation of cash and the effect of political or economic uncertainties. Net unrealized appreciation (depreciation) on futures and forward currency contracts are denominated in the functional currency (U.S. dollar). Cash settlement of futures and forward currency contracts is made in the local currency (settlement currency) and then translated to U.S. dollars.

Net unrealized appreciation (depreciation) on futures and forward currency contracts by settlement currency type, denominated in U.S. dollars, is detailed below:

	As of December 31,
	2017		2016
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$ (231,212)	7.63%	$ 155,137	3.06%
British pound	883,289	(29.15)	494,366	9.76
Canadian dollar	41,534	(1.37)	27,194	0.54
Euro	(3,250,736)	107.28	2,612,792	51.58
Hong Kong dollar	54,865	(1.81)	38,547	0.76
Japanese yen	539,509	(17.80)	476,214	9.40
Korean won	161,165	(5.32)	243,382	4.81
Norwegian krone	(186,465)	6.15	(89,811)	(1.77)
Polish zloty	52,304	(1.73)	(42,931)	(0.85)
Singapore dollar	8,342	(0.28)	(4,223)	(0.08)
South African rand	15,268	(0.50)	15,831	0.31
Swedish krona	(168,244)	5.55	(117,247)	(2.31)
Turkish lira	(190,548)	6.29	(36,868)	(0.73)
U.S. dollar	(759,342)	25.06	1,292,683	25.52

Total	$ (3,030,271)	100.00%	$ 5,065,066	100.00%

The Derivatives and Hedging topic of the Codification requires qualitative disclosure about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.

The Trust’s market risk is influenced by a wide variety of factors including the level and volatility of interest rates, exchange rates, equity price levels, the market value of financial instruments and contracts, the diversification effects among the Trust’s open positions and the liquidity of the markets in which it trades.

The Trust engages in the speculative trading of futures and forward contracts on agricultural commodities, currencies, energies, interest rates, metals and stock indices. The following were the primary trading risk exposures of the Trust at December 31, 2017 and 2016 by market sector:

Agricultural (grains, livestock and softs) – The Trust’s primary exposure is to agricultural price movements, which are often directly affected by severe or unexpected weather conditions as well as supply and demand factors.

Currencies – Exchange rate risk is a principal market exposure of the Trust. The Trust’s currency exposure is to exchange rate fluctuations, primarily fluctuations which disrupt the historical pricing relationships between different currencies and currency pairs. The fluctuations are influenced by interest rate changes as well as political and general economic conditions. The Trust trades in a large number of currencies including cross-rates—e.g., positions between two currencies other than the U.S. dollar.

Energies – The Trust’s primary energy market exposure is to gas and oil price movements often resulting from political developments in the Middle East and economic conditions worldwide. Energy prices are volatile and substantial profits and losses have been and are expected to continue to be experienced in this market.

Interest Rates – Interest rate movements directly affect the price of the sovereign bond futures positions held by the Trust and indirectly the value of its stock index and currency positions. Interest rate movements in one country as well as relative interest rate movements between countries may materially impact the Trust’s profitability. The Trust’s primary interest rate exposure is to interest rate fluctuations in countries or regions including Australia, Canada, Japan, Switzerland, the United Kingdom, the U.S. and the Eurozone. However, the Trust also may take positions in futures contracts on the government debt of other countries. The Managing Owner anticipates that interest rates in these industrialized countries or areas, both long-term and short-term, will remain the primary interest rate market exposure of the Trust for the foreseeable future.

Metals – The Trust’s metals market exposure is to fluctuations in the price of aluminum, copper, gold, lead, nickel, palladium, platinum, silver, tin and zinc.

Stock Indices – The Trust’s equity exposure through stock index futures is to equity price risk in the major industrialized countries as well as other countries.

The Derivatives and Hedging topic of the Codification requires entities to recognize in the Statements of Financial Condition all derivative contracts as assets or liabilities. Fair value of futures and forward currency contracts in a net asset position are recorded in the Statements of Financial Condition as “Net unrealized appreciation on open futures and forward currency contracts.” Fair value of futures and forward currency contracts in a liability position are recorded in the Statements of Financial Condition as “Net unrealized depreciation on open futures and forward currency contracts.” The Trust’s policy regarding fair value measurement is discussed in Note 2.

Since the derivatives held or sold by the Trust are for speculative trading purposes, derivative instruments are not designated as hedging instruments under the provisions of the Derivatives and Hedging Topic of the Codification. Accordingly, all realized gains and losses as well as any change in net unrealized gains or losses on open positions from the preceding period are recognized as part of the Trust’s trading gains and losses in the Statements of Operations.

The following tables present the fair value of open futures and forward currency contracts, held long or sold short, at December 31, 2017 and 2016. Fair value, below, is presented on a gross basis even though the contracts are subject to master netting agreements and qualify for net presentation in the Statements of Financial Condition.

Fair Value of Futures and Forward Currency Contracts at December 31, 2017

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ 2,574,139	$ (5,623)	$ 81,960	$ (348,630)	$ 2,301,846
Grains	-	(5,320)	115,675	(53,100)	57,255
Interest rates	378,696	(2,318,631)	285,175	(58,559)	(1,713,319)
Livestock	-	-	1,260	(7,840)	(6,580)
Metals	2,596,495	(13,943)	5,056	(2,767,861)	(180,253)
Softs	85,170	(1,410)	11,813	(73,209)	22,364
Stock indices	1,859,712	(1,338,118)	247,718	(416,499)	352,813

Total futures contracts	7,494,212	(3,683,045)	748,657	(3,725,698)	834,126

Forward currency contracts	1,857,705	(1,298,906)	712,658	(5,135,854)	(3,864,397)

Total futures and
forward currency contracts	$ 9,351,917	$ (4,981,951)	$ 1,461,315	$ (8,861,552)	$ (3,030,271)

Fair Value of Futures and Forward Currency Contracts at December 31, 2016

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ 79,741	$ (16,072)	$ 23,290	$ (117,128)	$ (30,169)
Grains	-	(2,530)	89,139	(57,725)	28,884
Interest rates	2,585,506	(349,679)	89	(31,475)	2,204,441
Livestock	1,910	-	-	(2,700)	(790)
Metals	659,138	(532,399)	453,344	(232,913)	347,170
Softs	240	(9,850)	70,445	(77,651)	(16,816)
Stock indices	1,809,601	(628,745)	20,868	(331,013)	870,711

Total futures contracts	5,136,136	(1,539,275)	657,175	(850,605)	3,403,431

Forward currency contracts	466,082	(1,149,281)	2,847,995	(503,161)	1,661,635

Total futures and
forward currency contracts	$ 5,602,218	$ (2,688,556)	$ 3,505,170	$ (1,353,766)	$ 5,065,066

The effect of trading futures and forward currency contracts is represented on the Statements of Operations for the years ended 2017,  2016, and 2015 as “Net realized gains (losses) on closed positions: Futures and forward currency contracts” and “Net change in unrealized: Futures and forward currency contracts.” These trading gains and losses are detailed below:

Trading gains (losses) of futures and forward currency contracts for the years ended December 31, 2017,  2016 and 2015

Sector	2017	2016	2015

Futures contracts:
Energies	$ (2,600,361)	$ (6,966,567)	$ 8,983,430
Grains	(2,041,657)	2,781,648	(2,597,497)
Interest rates	(1,369,247)	14,988,237	7,669,389
Livestock	(102,040)	55,290	159,030
Metals	(241,212)	(1,111,367)	5,411,115
Softs	878,322	(942,605)	779,782
Stock indices	34,847,775	17,402,260	(87,413)

Total futures contracts	29,371,580	26,206,896	20,317,836

Forward currency contracts	(11,621,226)	8,748,158	51,738

Total futures and forward currency contracts	$ 17,750,354	$ 34,955,054	$ 20,369,574

The following table presents average notional value by sector in U.S. dollars of open futures and forward currency contracts for the years ended December 31, 2017,  2016 and 2015. The Trust’s average net asset value for the years ended 2017, 2016 and 2015 was approximately $221,000,000,  $226,000,000 and $226,000,000, respectively.

	2017		2016		2015
Sector	Long Positions	Short Positions	Long Positions	Short Positions	Long Positions	Short Positions

Futures contracts:
Energies	$ 21,863,824	$ 19,092,581	$ 9,908,768	$ 10,663,625	$ 1,449,651	$ 19,980,201
Grains	171,032	23,193,037	3,483,270	16,076,288	4,514,320	9,729,741
Interest rates	434,963,631	21,196,779	465,765,592	7,201,812	443,862,760	19,265,790
Livestock	304,916	833,972	55,860	1,364,840	312,778	1,891,970
Metals	15,578,592	10,252,121	8,167,515	14,594,787	2,425,751	25,691,322
Softs	833,150	4,558,494	2,494,206	1,866,875	2,068,245	4,421,026
Stock indices	186,976,073	17,329,415	133,506,586	11,752,950	139,974,824	10,986,473

Total futures
contracts	660,691,218	96,456,399	623,381,797	63,521,177	594,608,329	91,966,523

Forward currency
contracts	85,663,247	120,741,789	88,043,150	102,066,994	56,830,540	97,872,490

Total average
notional	$ 746,354,465	$ 217,198,188	$ 711,424,947	$ 165,588,171	$ 651,438,869	$ 189,839,013

Notional values in the interest rate sector were calculated by converting the notional value in local currency of all open interest rate futures positions to 10-year equivalent fixed income instruments, translated to U.S. dollars at each quarter-end during 2017,  2016 and 2015. The 10-year note is often used as a benchmark for many types of fixed-income instruments and the Managing Owner believes it is a more meaningful representation of notional values of the Trust’s open interest rate positions.

The customer agreements between the Trust, the Futures Clearing Brokers and the FX Prime Brokers gives the Trust the legal right to net unrealized gains and losses on open futures and foreign currency contracts. The Trust netted, for financial reporting purposes, the unrealized gains and losses on open futures and forward currency contracts on the Statements of Financial Condition as the criteria under ASC 210-20, “Balance Sheet,” were met.

The following tables summarize the valuation of the Trust’s investments as December 31, 2017 and 2016.

Offsetting of derivative assets and liabilities at December 31, 2017

	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Assets
Futures contracts
Counterparty C	$ 2,789,663	$ (1,606,389)	$ 1,183,274
Total assets	$ 2,789,663	$ (1,606,389)	$ 1,183,274

	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Liabilities
Futures contracts
Counterparty I	$ 5,802,354	$ (5,453,206)	$ 349,148
Total futures contracts	5,802,354	(5,453,206)	349,148

Forward currency contracts
Counterparty G	2,732,822	(1,041,485)	1,691,337
Counterparty H	3,701,938	(1,528,878)	2,173,060
Total forward currency contracts	6,434,760	(2,570,363)	3,864,397

Total liabilities	$ 12,237,114	$ (8,023,569)	$ 4,213,545

(Continued)

Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$ 1,183,274	$ -	$ (1,183,274)	$ -

Total	$ 1,183,274	$ -	$ (1,183,274)	$ -

Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(4)

Counterparty G	$ 1,691,337	$ -	$ (1,691,337)	$ -
Counterparty H	2,173,060	-	(2,173,060)	-
Counterparty I	349,148	-	(349,148)	-

Total	$ 4,213,545	$ -	$ (4,213,545)	$ -

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the
Statements of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2017.
(4) Net amount represents the amounts owed by the Trust to each counterparty as of December 31, 2017.

(Concluded)

Offsetting of derivative assets and liabilities at December 31, 2016

	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Assets
Futures contracts
Counterparty C	$ 3,694,763	$ (1,127,511)	$ 2,567,252
Counterparty I	2,098,548	(1,262,369)	836,179
Total futures contracts	5,793,311	(2,389,880)	3,403,431

Forward currency contracts
Counterparty G	1,572,076	(681,507)	890,569
Counterparty H	1,742,001	(970,935)	771,066
Total forward currency contracts	3,314,077	(1,652,442)	1,661,635

Total assets	$ 9,107,388	$ (4,042,322)	$ 5,065,066

(Continued)

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)

Counterparty C	$ 2,567,252	$ -	$ (2,567,252)	$ -
Counterparty G	890,569	-	-	890,569
Counterparty H	771,066	-	-	771,066
Counterparty I	836,179	-	(836,179)	-

Total	$ 5,065,066	$ -	$ (3,403,431)	$ 1,661,635

(1) Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.

(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the
Statements of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2016.

(Concluded)